Commitments and Contingencies - Schedule of Expected Future Minimum Lease Payments (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Statement Line Items [Line Items]
Total	$ 1,259
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Service and manufacturing	1,248
1 - 3 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	5
4 - 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	5
More than 5 Years [Member]
Statement Line Items [Line Items]
Service and manufacturing	$ 1